Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
AGM domain names	$ 14,800	$ 14,800
Total intangible assets	14,800	14,800
Less: accumulated amortization	(3,207)	(1,727)
Total intangible assets, net	$ 11,593	$ 13,073